Vessels, Net	6 Months Ended
Jun. 30, 2026
Vessels, Net [Abstract]
Vessels, Net
6.          Vessels, Net:
The amounts in the accompanying unaudited interim condensed consolidated balance sheet are analyzed as follows:

June 30, 2026
Cost:
Beginning balance	651,545
- Additions	1,379
- Disposals	(40,037)
- Disposal as sales type lease	(34,554)
Ending balance	578,333

Accumulated depreciation:
Beginning balance	(145,003)
- Depreciation for the period	(14,869)
- Disposals	16,633
- Disposal as sales type lease	8,122
Ending balance	(135,117)

Net book value	443,216

Details of the Company’s vessels, net are discussed in Note 6 of the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report on Form 20-F filed with the SEC on March 31, 2026.

Gain on sale of vessel, net - related party

On May 29, 2026, the Company entered into a charter acquisition agreement with United to sell and transfer to United all the bareboat charter rights and (purchase and other) obligations under the bareboat agreement (Note 9) for the Squireship for an aggregate sale price of $29,500. The vessel was delivered to United on June 8, 2026. A gain on sale of vessel, net of sale expenses, amounting to $4,559 was recognized and is presented as “Gain on sale of vessel, net - related party” in the unaudited interim consolidated statement of operations.

Transfer to sales type lease

Following the 18-month bareboat charter for the Dukeship (Note 8) and the classification of the transaction as sales type lease, the Company derecognized the carrying amount of the vessel of $26,432.

During the six months ended June 30, 2026, an amount of $1,379 of improvements were capitalized that concern improvements on vessels’ performance and meeting environmental standards mainly due to installation of ballast water treatment systems and other energy saving devices. The cost of these additions was accounted for as major improvement and was capitalized, and will be depreciated over the remaining useful life of the vessel.  Amounts paid within the year for the additions are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the unaudited interim condensed consolidated statement of cash flows.

As of June 30, 2026, all vessels, except for the vessels financed through other financial liabilities for which ownership is held by the lessors (i.e., sale and leaseback agreements) are mortgaged to secure loans of the Company (Note 9).